Shareholder Report, Average Annual Return (Details) 190316_Amplify BlackSwan Growth - Treasury Core ETF_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	83 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
Amplify BlackSwan Growth & Treasury Core ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Amplify BlackSwan Growth & Treasury Core ETF NAV
Average Annual Return, Percent	9.04%	3.66%	6.88%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	17.60%	16.47%	15.69%